Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	000-53230
Entity Registrant Name	PEPTIDE TECHNOLOGIES, INC.
Entity Central Index Key	0001357878
Entity Tax Identification Number	98-0479983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive #177
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	(702)
Local Phone Number	805-7525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false